[graphic omitted]
                                  LIBERTY OHIO
                                TAX-EXEMPT FUND

                                  ANNUAL REPORT
                                JANUARY 31, 2002

--------------------------------------------------------------------------------
                       LESS MAIL CAN BE IN YOUR FUTURE...
                               LIBERTY eDELIVERY.
 FOR MORE INFORMATION ABOUT RECEIVING YOUR SHAREHOLDER REPORTS ELECTRONICALLY,
       CALL US AT 800-345-6611. TO SIGN UP FOR eDELIVERY, VISIT US ONLINE
                            AT WWW.LIBERTYFUNDS.COM.

-------------------------------------------------------------------------------
PRESIDENT'S MESSAGE
-------------------------------------------------------------------------------

[Photo of Keith T. Banks]

Dear Shareholder:

The Federal Reserve Board's aggressive interest rate cuts -- its response to a slowing economy -- and a volatile stock market provided support for bonds during the year ended January 31, 2002. During this period, the nation's central bank brought a key short-term interest rate -- the federal funds rate -- down from 5.5% to 1.75%, its lowest point ever in the past 40 years.

  For a second consecutive year, municipal bonds were solid performers. The environment was generally more favorable for corporate and government agency bonds, as investors focused on their attractive values. However, the positive returns generated by municipal bonds helped offset the disappointment of a sagging stock market and historically low yields on money market funds.

  As you may already know, the sale of Liberty's asset management companies to FleetBoston Financial was completed on November 1, 2001. Although the ownership of the investment advisor has changed, your fund will continue to be guided by the same investment principles that attracted you to the fund in the first place. In the following pages, your portfolio manager discusses specific market factors and the performance of the fund in greater detail.

    Sincerely,

/s/ Keith T. Banks

    Keith T. Banks
    President
    Liberty Funds

-------------------------------------------------------------------------------
 MEET THE PRESIDENT

 Keith T. Banks is chief investment officer of FleetBoston Financial and chief executive officer of Columbia Management Group whose affiliated investment advisors include such well-known firms as Colonial Management Associates, Inc.

   Mr. Banks joined the company in 2000 from J.P. Morgan Investment
 Management, where he was managing director and head of US Equity. Mr. Banks joined J.P. Morgan in 1984 and held a variety of responsibilities including equity research analyst, portfolio manager, head of US Equity Research and global head of Research.
-------------------------------------------------------------------------------

There can be no assurance that the trends described in this report will continue or come to pass because economic and market conditions change frequently,

                                               -------------------------------
                                                Not FDIC    May Lose Value
                                                 Insured   ------------------
                                                           No Bank Guarantee
                                               -------------------------------

-------------------------------------------------------------------------------
PERFORMANCE INFORMATION
-------------------------------------------------------------------------------

Value of a $10,000 investment
1/31/92 - 1/31/02


-------------------------------------------------------------------------
PERFORMANCE OF A $10,000 INVESTMENT
1/31/92 - 1/31/02 ($)

                                                 without           with
                                                  sales           sales
                                                  charge          charge
------------------------------------------------------------------------
Class A                                           17,736          16,894
------------------------------------------------------------------------
Class B                                           16,528          16,528
------------------------------------------------------------------------
Class C                                           17,383          17,383
-------------------------------------------------------------------------

                Class A        Class A         Lehman
                 shares         shares         Brothers
                without         with           Municipal
                 sales          sales            Bond
                charge         charge            Index
              ------------------------------------------
       1/1992  $10,000        $ 9,525           $10,000
                10,103          9,623            10,096
                10,698         10,190            10,698
                10,511         10,012            10,558
                10,942         10,422            10,983
                11,302         10,765            11,373
                11,537         10,989            11,642
                11,895         11,330            12,044
                12,163         11,586            12,330
                11,369         10,829            11,619
                11,627         11,075            11,862
                11,248         10,714            11,521
                11,628         11,076            11,892
                12,042         11,470            12,392
                12,222         11,641            12,796
                12,730         12,125            13,230
                13,276         12,646            13,681
                12,818         12,209            13,377
                13,110         12,488            13,641
                13,475         12,835            13,985
                13,641         12,993            14,207
                13,643         12,995            14,265
                14,496         13,808            15,040
                14,576         13,883            15,172
                15,082         14,365            15,644
                14,922         14,213            15,593
                15,249         14,524            15,942
                15,724         14,977            16,390
                16,053         15,290            16,685
                15,937         15,180            16,676
                15,491         14,755            16,401
                15,022         14,308            16,099
                14,936         14,227            16,079
                15,359         14,629            16,522
                15,861         15,108            17,107
                16,162         15,395            17,470
                16,877         16,075            18,216
                16,796         15,998            18,238
                17,501         16,670            18,832
                17,893         17,043            19,305
       1/2002   17,736         16,894            19,290

MUTUAL FUND PERFORMANCE CHANGES OVER TIME. PLEASE VISIT LIBERTYFUNDS.COM FOR DAILY PERFORMANCE UPDATES.

Past performance cannot predict future investment results. Returns and value of an investment will vary, resulting in a gain or loss on sale. The Lehman Brothers Municipal Bond Index is an unmanaged index that tracks the performance of the municipal bond market. Unlike mutual funds, an index is not an investment, does not incur fees or expenses, and is not professionally managed. Securities in the fund may not match those in an index. It is not possible to invest directly in an index.

Average annual total return as of 1/31/02 (%)

Share class                  A                     B                    C
-------------------------------------------------------------------------------
Inception date            9/26/86               8/4/92               8/1/97
-------------------------------------------------------------------------------

                   without        with    without    with      without    with
                    sales        sales     sales    sales       sales     sales
                    charge       charge   charge    charge      charge   charge
-------------------------------------------------------------------------------
1-year               5.10        0.11     4.35     -0.65        4.65     3.65
-------------------------------------------------------------------------------
5-year               5.39        4.37     4.61      4.27        4.97     4.97
-------------------------------------------------------------------------------
10-year              5.90        5.38     5.15      5.15        5.68     5.68
Average annual total return as of 12/31/01 (%)

Share class                    A                    B                  C
-------------------------------------------------------------------------------
                     without        with    without    with    without    with
                      sales        sales     sales    sales     sales     sales
                      charge       charge   charge    charge    charge   charge
-------------------------------------------------------------------------------
1-year                 3.72       -1.20     2.95     -2.02        3.26     2.26
-------------------------------------------------------------------------------
5-year                 4.95        3.94     4.17      3.84        4.54     4.54
-------------------------------------------------------------------------------
10-year                5.72        5.20     4.98      4.98        5.51     5.51

Past performance cannot predict future investment results. Returns and value of an investment will vary, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. The "with sales charge" returns include the maximum 4.75% sales charge for class A shares, the appropriate class B contingent deferred sales charge for the holding period after purchase as follows: first year - 5%, second year - 4%, third year - 3%, fourth year - 3%, fifth year - 2%, sixth year - 1%, thereafter - 0% and the class C contingent deferred sales charge of 1% for the first year only. Performance results reflect any voluntary waivers or reimbursement of fund expenses by the advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower. Performance for different share classes vary based on differences in sales charges and fees associated with each class.

Class B and C share (newer class shares) performance information includes returns for the fund's class A shares (the oldest existing fund class) for periods prior to the inception of the newer class shares. These class A share returns were not restated to reflect any expense differential (e.g., Rule 12b-1 fees) between class A shares and the newer class shares. Had the expense differential been reflected, the returns for the periods prior to the inception of the newer class shares would have been lower.

-------------------------------------------------------------------------------
    SEC YIELDS AS OF 1/31/02 (%)

    Class A                                                 3.59
    Class B                                                 3.02
    Class C                                                 3.31

    THE 30-DAY SEC YIELDS REFLECT THE PORTFOLIO'S EARNING POWER, NET OF EXPENSES, EXPRESSED AS AN ANNUALIZED PERCENTAGE OF THE PUBLIC OFFERING PRICE AT THE END OF THE PERIOD. IF THE ADVISOR OR ITS AFFILIATES HAD NOT WAIVED CERTAIN FUND EXPENSES, THE SEC YIELD WOULD HAVE BEEN 3.01% FOR CLASS C SHARES.

    TAXABLE-EQUIVALENT SEC YIELDS
    AS OF 1/31/02 (%)

    Class A                                                 6.32
    Class B                                                 5.32
    Class C                                                 5.83

    TAXABLE-EQUIVALENT SEC YIELDS ARE BASED ON THE COMBINED MAXIMUM EFFECTIVE 43.20% FEDERAL AND STATE INCOME TAX RATES. THIS TAX RATE DOES NOT REFLECT THE PHASEOUT OF EXEMPTIONS OR THE REDUCTION OF OTHERWISE ALLOWABLE DEDUCTIONS THAT OCCUR WHEN ADJUSTED GROSS INCOME EXCEEDS CERTAIN LEVELS.

    BOUGHT
-------------------------------------------------------------------------------
    State Water Development Authority AAA-rated insured bonds offering a
    5.5% coupon, maturing in 2018 (1.5% of net assets). We purchased this bond because it is of intermediate duration and it is noncallable. Intermediate bonds generally offer yields comparable to that of longer-term maturity bonds without as much price fluctuation.

    SOLD
-------------------------------------------------------------------------------
    We reduced our position in Puerto Rico Public Building Authority bonds offering a 5.7% coupon, maturing in 2016 (2.8% of net assets). As short-term interest rates dropped precipitously during the second half of the year, we were concerned that this callable issue might be retired in the lower interest-rate environment.

    NET ASSET VALUE PER SHARE as of 1/31/02 ($)
        Class A                                                     7.39
        Class B                                                     7.39
        Class C                                                     7.39

    DISTRIBUTIONS DECLARED PER SHARE FROM
    2/1/01 - 1/31/02 ($)
        Class A                                                    0.297
        Class B                                                    0.244
        Class C                                                    0.265

    A portion of the fund's income may be subject to the alternative minimum tax. The fund may at times purchase tax-exempt securities at a discount. Some or all of this discount may be included in the fund's ordinary income, and is taxable when distributed.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
PORTFOLIO MANAGER'S REPORT
-------------------------------------------------------------------------------

Although the past 12 months have been extraordinarily difficult for the economy, the nation and the stock markets, it was another positive year for bonds. Municipal bonds lagged corporate and government agency bonds. However, for the 12 months ended January 31, 2002, Liberty Ohio Tax-Exempt Fund class A shares delivered a total return of 5.10%, without a sales charge. That was lower than the Lehman Brothers Municipal Bond Index, which returned 5.90% but higher than the fund's peer group, the Lipper Ohio Municipal Debt Funds Category average,(1) which returned 4.83% over the same period.


---------------
(1) Lipper Inc., a widely respected data provider in the industry, calculates an average total return for mutual funds with similar investment objectives as those of the fund.

SHORT RATES DOWN, BUT NOT LONGER ONES
We began the year with a portfolio duration longer than our benchmark index, which reflected our expectation that economic growth would slow gradually and interest rates would come down. (Duration is a measure of a bond's sensitivity to changes in interest rates.) As a result of our outlook, we maintained our focus on bonds in the 10- to 20-year maturity range, which are intermediates and longer-term bonds.

However, short-term interest rates came down farther and faster than we expected as the Federal Reserve Board reduced the federal funds rate 10 times during the period. (The federal funds rate is the rate member banks pay to borrow funds.) The fact that short rates fell so much raised concerns over a potential inflationary economic recovery. This concern kept intermediate and longer term interest rates from falling with short rates. Toward the end of the fund's fiscal year, many investment-grade municipal bonds experienced steep price corrections, as investors became more optimistic about the economy and shifted their focus to the stock market.

OHIO ECONOMY POSITIONED TO WEATHER THE RECESSION
The overall effects of recession on Ohio have been fairly mild. The state's job situation is considerably better than that of the nation at large. Nevertheless, the state's key manufacturing sector is soft. The slowdown in the aerospace industry is contributing to significant job losses in the state. The steel industry continues to struggle in a highly competitive global market.

Ohio should benefit when the manufacturing economy once again improves, which we expect when orders begin to build leading to a replenishing of depleted inventories. We believe Ohio's diversified industrial base and desirable central location position it well for a resumption of growth when the national recession clouds lift.

SHORT RATES STABLE AND INTERMEDIATE TO LONG RATES MODESTLY DECLINE
Although we expect the economy to recover in 2002, we do not expect robust growth. Nor do we expect rising inflation. In this environment, we intend to focus on high-quality bonds of intermediate and long-term duration and with good call protection. We believe bond structure -- maturity, coupon and credit quality -- is the key determinant of performance, and we will continue to pay close attention to each of these factors in analyzing and buying bonds.

/s/ Gary Swayze

    Gary Swayze

Gary Swayze, who also manages other Liberty tax-exempt funds, assumed management responsibilities for the fund in December 2001. Prior to joining the firm in 1997, he was portfolio manager and group leader at Fidelity Management and Research Company.

-------------------------------------------------------------------------------
MATURITY BREAKDOWN (%)
-------------------------------------------------------------------------------

                               AS OF 1/31/02          AS OF 1/31/01
            -------------------------------------------------------
             0 -  5 YEARS            5.4                   5.2
             5 -  7 YEARS            0.4                   2.0
             7 - 10 YEARS            9.6                   4.4
            10 - 15 YEARS           36.8                  29.7
            15 - 20 YEARS           34.6                  41.5
            20 - 25 YEARS            8.7                   9.1
            25 YEARS AND OVER        3.1                   4.7
            CASH EQUIVALENT          1.4                   3.4

  Maturity breakdowns are calculated as a percentage of total investments, including short-term obligations. Since the fund is actively managed, there can be no guarantee the fund will continue to maintain these maturity breakdowns in the future.

-------------------------------------------------------------------------------
QUALITY BREAKDOWN AS OF 1/31/02 (%)
-------------------------------------------------------------------------------

                AAA:                         62.5
                AA:                          15.2
                A:                            7.6
                BBB:                          4.7
                BB:                           3.4
                Non-rated:                    5.2
                Cash equivalent:              1.4

  Quality breakdowns are calculated as a percentage of total investments, including short-term obligations. Ratings shown in the quality breakdowns represent the highest rating assigned to a particular bond by one of the following respected rating agencies: Standard & Poor's Corporation, Moody's Investors Service, Inc., or Fitch Investors Service, Inc.

  Since the fund is actively managed, there can be no guarantee the fund will continue to maintain these quality breakdowns in the future.


Tax-exempt bonds involve special risks. The value of the fund will be affected by interest rate changes and the creditworthiness os issues held in the fund. Tax-exempt mutual funds may be subject to certain state and local taxes and, if applicable, the alternative minimum tax.

Single-state municipal bond funds pose additional risks due to limited geographical diversification.

-------------------------------------------------------------------------------------------------
INVESTMENT PORTFOLIO
-------------------------------------------------------------------------------------------------

January 31, 2002

MUNICIPAL BONDS - 97.7%                                                      PAR            VALUE
-------------------------------------------------------------------------------------------------
EDUCATION - 12.4%
State Higher Education Facilities Commission:
  Case Western Reserve,
  Series 1994,
  6.250% 10/01/17                                                     $4,340,000      $ 5,037,568
  Oberlin College, Series 1999,
  5.000% 10/01/26                                                      1,500,000        1,462,935
  Ohio Dominican College,
  Series 1994,
  6.625% 12/01/14                                                        500,000          522,455
  University of Akron, Series 1999,
  5.750% 01/01/12                                                      1,000,000        1,098,580
  University of Toledo, Series 1998,
  4.750% 06/01/20                                                      1,000,000          953,070
                                                                                      -----------
                                                                                        9,074,608
                                                                                      -----------
-------------------------------------------------------------------------------------------------
HEALTH CARE - 7.2%
CONGREGATE CARE RETIREMENT - 1.7%
Hamilton County, Twin Towers Project, Series 1998,
  5.125% 10/01/18                                                        500,000          472,890
Marion County, United Church Homes, Inc., Series 1993,
  6.375% 11/15/10                                                        810,000          803,731
                                                                                      -----------
                                                                                        1,276,621
                                                                                      -----------
HOSPITAL - 4.6%
Belmont County, East Ohio Regional Hospital, Series 1998,
  5.700% 01/01/13                                                        500,000          450,000
Butler County, Middletown Regional Hospital, Series 1998,
  4.750% 11/15/18                                                        450,000          386,262
Green Springs, St. Francis Health Care Center, Series 1994 A,
  7.000% 05/15/04                                                        540,000          538,650
Highland County Joint Township Hospital District, Series 1999,
  6.750% 12/01/29                                                        490,000          452,638
Miami County, Upper Valley Medical Center, Inc.,
  Series 1996 C,
  6.000% 05/15/06                                                      1,000,000        1,045,460
Steubenville, Trinity Health System, Series 2000,
  6.500% 10/01/30                                                        500,000          522,145
                                                                                      -----------
                                                                                        3,395,155
                                                                                      -----------
NURSING HOME - 0.9%
Montgomery County, Grafton Oaks Limited Partners, Series 1986,
  9.750% 12/01/16                                                        720,000          684,000
                                                                                      -----------
HOUSING - 2.3%
MULTI-FAMILY - 0.5%
State Capital Corp. for Housing, Series 1990 A,
  7.500% 01/01/24                                                        335,000          341,700
                                                                                      -----------
SINGLE FAMILY - 1.8%
State Housing Finance Agency:
  Series 1994 B-2,
  6.700% 03/01/25                                                        305,000          318,670
  Series 1997 A-1,
  6.050% 09/01/17                                                        985,000        1,034,102
                                                                                      -----------
                                                                                        1,352,772
                                                                                      -----------
-------------------------------------------------------------------------------------------------
INDUSTRIAL - 1.8%
MANUFACTURING - 1.8%
Moraine, General Motors Corp., Series 1999,
  5.650% 07/01/24                                                      1,000,000        1,052,300
State Burrows Paper Corp.,
  Series 1991-6,
  7.450% 06/01/03                                                        245,000          250,919
                                                                                      -----------
                                                                                        1,303,219
                                                                                      -----------
-------------------------------------------------------------------------------------------------
OTHER - 4.9%
REFUNDED/ESCROWED (a) - 4.9%
Cleveland-Cuyahoga County Port Authority, C&P Docks Project,
  6.000% 03/01/07                                                        220,000          236,775
Montgomery County, St. Elizabeth Medical Center, Series B-1,
  8.100% 07/01/18                                                        500,000          594,625
Stark County, Doctor's Hospital, Inc., Series 1993,
  6.000% 04/01/24                                                      1,500,000        1,628,400
State Water Development Authority, Series 1990 I,
  6.000% 12/01/16                                                      1,000,000        1,116,450
                                                                                      -----------
                                                                                        3,576,250
                                                                                      -----------
-------------------------------------------------------------------------------------------------
OTHER REVENUE - 0.3%
RETAIL - 0.3%
Lake County, North Madison Properties, Series 1993,
  8.819% 09/01/11                                                        200,000          192,000
                                                                                      -----------

TAX-BACKED - 47.4%
LOCAL GENERAL OBLIGATIONS - 41.5%
Adams County Local School District, Series 1995,
  7.000% 12/01/15                                                      3,000,000        3,678,840
Amherst Village School District, Series 2001,
  5.500% 12/01/16                                                      1,300,000        1,378,949
Beavercreek Local School District, Series 1996,
  6.600% 12/01/15                                                      2,500,000        2,993,650
Brecksville-Broadview Heights School District, Series 1996,
  6.500% 12/01/16                                                      1,750,000        1,982,330
Crooksville, Exempted Village School District,
  7.375% 12/01/07                                                         25,000           29,000
Cuyahoga County, Series 1993 A,
  (b) 10/01/12                                                         1,000,000          605,450
Dublin City School District,
  Series 1997,
  (b) 12/01/11                                                           900,000          572,157
Dublin, Series 1998 A,
  4.625% 12/01/18                                                      1,000,000          955,400
Eastern School District, Brown & Highland Counties, Series 1995,
  6.250% 12/01/17                                                      1,160,000        1,347,781
Fairborn, Library Improvement, Series 1991,
  7.200% 10/01/11                                                        750,000          792,458
Gahanna-Jefferson City School District, Series 1993,
  (b) 12/01/11                                                           795,000          505,890
Gahanna-Jefferson Public Schools, Series 1999,
  4.750% 12/01/21                                                      1,000,000          947,500
Hilliard School District:
  Series 1995 A,
  (b) 12/01/12 (c)                                                     2,505,000        1,504,804
  Series 2000,
  5.750% 12/01/24                                                      1,000,000        1,060,020
Kings County Local School District, Series 1995,
  7.500% 12/01/16                                                      2,110,000        2,709,388
Lakota Local School District,
  Series 2001,
  5.500% 12/01/18                                                      1,460,000        1,571,734
London School District,
  5.500% 12/01/15                                                      1,000,000        1,067,220
Massillon City School District, Series 1994:
  (b) 12/01/09                                                           900,000          638,622
  (b) 12/01/11                                                         1,000,000          635,730
North Fork Local School District, Series 2001,
  5.750% 12/01/17                                                        510,000          565,070
Olmsted Falls School District,
  Series 1999,
  5.500% 12/01/03                                                        400,000          421,000
Pickerington Local School District,
  (b) 12/01/16                                                         1,340,000          623,944
Plain Local School District,
  Series 2000,
  (b) 12/01/27                                                         1,315,000          320,584
River Valley School District,
  Series 1990 A,
  5.250% 11/01/23                                                        500,000          519,120
Shaker Heights School District, Series 1990 A,
  7.100% 12/15/10                                                        750,000          868,050
Southwest Licking School District, Series 1999,
  5.750% 12/01/16                                                        400,000          442,660
Strongsville School District,
  Series 1996,
  6.500% 12/01/13                                                      1,500,000        1,662,780
Tri-County North Local School District,
  8.125% 12/01/06                                                         75,000           88,781
                                                                                      -----------
                                                                                       30,488,912
                                                                                      -----------

SPECIAL NON-PROPERTY TAX - 1.0%
Hamilton County, Series 2000 B,
  (b) 12/01/20                                                         2,000,000          729,160
                                                                                      -----------
STATE APPROPRIATED - 2.8%
Puerto Rico, Public Building Authority, Series 1993 M,
  5.700% 07/01/16                                                      2,000,000        2,069,880
                                                                                      -----------
STATE GENERAL OBLIGATIONS - 2.1%
State Building Authority,
  Series 1999 A,
  5.250% 10/01/16                                                      1,105,000        1,139,796
State, Series 1992,
  6.100% 08/01/12                                                        380,000          436,962
                                                                                      -----------
                                                                                        1,576,758
                                                                                      -----------
-------------------------------------------------------------------------------------------------
TRANSPORTATION - 6.7%
AIR TRANSPORTATION - 2.1%
Cleveland, Continental Airlines, Series 1999,
  5.700% 12/01/19                                                        900,000          645,750
Dayton, Emery Air Freight Facilities, Series 1993 F,
  6.050% 10/01/09                                                      1,000,000          868,460
                                                                                      -----------
                                                                                        1,514,210
                                                                                      -----------
AIRPORT - 1.3%
Cleveland, Series 2001 A,
  5.000% 01/01/31                                                      1,000,000          968,760
                                                                                      -----------
TOLL FACILITIES - 1.9%
State Turnpike Commission,
  Series 1998 A,
  5.500% 02/15/17                                                      1,300,000        1,399,554
                                                                                      -----------
TRANSPORTATION - 1.4%
Toledo-Lucas County Port Authority, CSX Transportation, Inc.,
  Series 1992,
  6.450% 12/15/21                                                      1,000,000        1,064,990
                                                                                      -----------
-------------------------------------------------------------------------------------------------
UTILITY - 14.7%
INVESTOR OWNED - 1.4%
Air Quality Development Authority, JMG Funding Project,
  5.625% 01/01/23                                                      1,000,000        1,022,020
                                                                                      -----------
JOINT POWER AUTHORITY - 0.8%
State Municipal Electricity Generation Agency, Series 2001,
  (b) 02/15/25                                                         2,000,000          569,160
                                                                                      -----------
MUNICIPAL ELECTRIC - 2.3%
Cleveland, Cleveland Public Power Co., Series 1994 A,
  (b) 11/15/13                                                         2,000,000        1,134,180
PR Puerto Rico Electric Power Authority,
  5.375% 07/01/17                                                        500,000          533,865
                                                                                      -----------
                                                                                        1,668,045
                                                                                      -----------
WATER & SEWER - 10.2%
Cleveland Waterworks Revenue, Series 1993 G,
  5.500% 01/01/21                                                      3,000,000        3,208,680
Lakewood, Water & Sewer Systems Revenue,
  5.850% 07/01/20                                                      2,405,000        2,679,964
State Water Development Authority:
  Series B,
  5.500% 06/01/18                                                      1,000,000        1,076,200
  Warren, Series 1997,
  5.500% 11/01/15                                                        500,000          543,309
                                                                                      -----------
                                                                                        7,508,153
                                                                                      -----------
TOTAL MUNICIPAL BONDS
  (cost of $66,959,974)                                                                71,775,927
                                                                                      -----------
SHORT-TERM OBLIGATIONS - 1.3%
-------------------------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES - 1.3% }D{
IA State Higher Education Loan Authority, St. Ambrose
  University,
  Series 1999,
  1.350% 10/01/09                                                     $  595,000       $  595,000
MS Jackson County, Chevron USA, Inc., Project,
  1.500% 06/01/23                                                        400,000          400,000
                                                                                  ---------------
TOTAL SHORT-TERM OBLIGATIONS
  (cost of $995,000)                                                                      995,000
                                                                                  ---------------
TOTAL INVESTMENTS - 99.0%
  (cost of $67,954,974) (e)                                                            72,770,927
                                                                                  ---------------
OTHER ASSETS & LIABILITIES, NET - 1.0%                                                    703,620

                                                                                  ---------------
NET ASSETS - 100.0%                                                                   $73,474,547
                                                                                  ---------------

NOTES TO INVESTMENT PORTFOLIO:

(a) The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of the interest and principal.

(b) Zero coupon bond.

(c) This security, or a portion thereof with a total market value of $327,392, is being used to collateralize open futures contracts.

(d) Variable rate demand notes are considered short-term obligations. Interest rates change periodically on specified dates. These securities are payable on demand and are secured by either letters of credit or other credit support agreements from banks. The rates listed are as of January 31, 2002.

(e) Cost for federal income tax purposes is $67,867,302. The difference between cost for generally accepted accounting principles and cost on a tax basis is related to amortization/accretion tax elections on fixed income securities.

Long futures contracts open on January 31, 2002:

                                       PAR VALUE                         UNREALIZED
                                       COVERED BY        EXPIRATION     DEPRECIATION
TYPE                                   CONTRACTS           MONTH         AT 01/31/02
----------------------------------------------------------------------------------------
30 Year U.S. Treasury Bond             $2,300,000          March           $(8,392)
                                                                           -------

Short futures contracts open on January 31, 2002:

                                       PAR VALUE                         UNREALIZED
                                       COVERED BY        EXPIRATION     APPRECIATION
TYPE                                   CONTRACTS           MONTH         AT 01/31/02
----------------------------------------------------------------------------------------
10 Year U.S. Treasury Note             $2,400,000          March           $21,061
                                                                           -------

-------------------------------------------------------------------------------
STATEMENT OF ASSETS & LIABILITIES
-------------------------------------------------------------------------------

January 31, 2002

ASSETS:
Investments, at cost                                             $67,954,974
                                                                 -----------
Investments, at value                                            $72,770,927
Cash                                                                  89,927
Receivable for:
  Investments sold                                                    15,000
  Fund shares sold                                                     8,249
  Interest                                                           725,996
Futures variation margin                                               2,219
Deferred Trustees' compensation plan                                   3,557
Other assets                                                          48,820
                                                                 -----------
    Total Assets                                                  73,664,695
                                                                 -----------
LIABILITIES:
Payable for:
  Fund shares repurchased                                             22,732
  Distributions                                                       92,558
  Management fee                                                      31,117
  Bookkeeping fee                                                      2,747
Deferred Trustees' fee                                                 3,557
Other liabilities                                                     37,437
                                                                 -----------
    Total Liabilities                                                190,148
                                                                 -----------
NET ASSETS                                                       $73,474,547
                                                                 -----------
COMPOSITION OF NET ASSETS:
Paid-in capital                                                  $71,276,680
Undistributed net investment income                                  208,884
Accumulated net realized loss                                     (2,839,639)
Net unrealized appreciation on:
  Investments                                                      4,815,953
  Futures contracts                                                   12,669
                                                                 -----------
NET ASSETS                                                       $73,474,547
                                                                 -----------
CLASS A:
Net assets                                                       $58,953,003
Shares outstanding                                                 7,978,934
                                                                 -----------
Net asset value and redemption price per share                   $      7.39(a)
                                                                 -----------
Maximum offering price per share ($7.39/0.9525)                  $      7.76(b)
                                                                 -----------
CLASS B:
Net assets                                                       $13,112,377
Shares outstanding                                                 1,774,674
                                                                 -----------
Net asset value, offering and redemption price per share         $      7.39(a)
                                                                 -----------
CLASS C:
Net assets                                                       $ 1,409,167
Shares outstanding                                                   190,722
                                                                 -----------
Net asset value, offering and redemption price per share         $      7.39(a)
                                                                 -----------

(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
(b) On sales of $50,000 or more the offering price is reduced.

See notes to financial statements.

-------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
-------------------------------------------------------------------------------

For the Year Ended January 31, 2002

INVESTMENT INCOME:
Interest                                                             $4,106,364

EXPENSES:
Management fee                                                          371,823
Distribution fee:
  Class B                                                               139,122
  Class C                                                                 6,605
Service fee                                                             133,015
Bookkeeping fee                                                          35,512
Transfer agent fee                                                      148,565
Trustees' fee                                                             7,247
Custody fee                                                               4,058
Other expenses                                                           86,742
                                                                     ----------
    Total Expenses                                                      932,689
Fees waived by Distributor -- Class C                                    (2,638)
Custody earnings credit                                                  (2,346)
                                                                     ----------
    Net Expenses                                                        927,705
                                                                     ----------
Net Investment Income                                                 3,178,659
                                                                     ----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS AND FUTURES CONTRACTS:
Net realized gain on:
 Investments                                                            535,178
 Futures contracts                                                      117,883
                                                                     ----------
    Net realized gain                                                   653,061
                                                                     ----------
Net change in unrealized appreciation/
 depreciation on:
 Investments                                                           (306,671)
 Futures contracts                                                       12,669
                                                                     ----------
    Net change in unrealized
     appreciation/depreciation                                         (294,002)
                                                                     ----------
    Net Gain                                                            359,059
                                                                     ----------
Net Increase in Net Assets from Operations                           $3,537,718
                                                                     ----------

See notes to financial statements.

-----------------------------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
-----------------------------------------------------------------------------------------------------
                                                                          YEAR ENDED JANUARY 31,
INCREASE (DECREASE)                                                ----------------------------------
  IN NET ASSETS                                                      2002                  2001
-----------------------------------------------------------------------------------------------------
OPERATIONS:
Net investment income                                               $ 3,178,659           $ 3,359,742
Net realized gain (loss) on investments and futures contracts           653,061              (723,895)
Net change in unrealized appreciation/depreciation on
  investments and futures contracts                                    (294,002)            6,454,367
                                                                    -----------           -----------
Net Increase from Operations                                          3,537,718             9,090,214
                                                                    -----------           -----------
DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income:
  Class A                                                            (2,210,190)           (2,212,831)
  Class B                                                              (613,443)           (1,147,322)
  Class C                                                               (31,251)              (11,954)
                                                                    -----------           -----------
    Total Distributions Declared to Shareholders                     (2,854,884)           (3,372,107)
                                                                    -----------           -----------
SHARE TRANSACTIONS:
Class A:
Subscriptions                                                        16,401,831             3,043,539
Distributions reinvested                                              1,288,674             1,254,050
Redemptions                                                          (7,668,121)           (7,739,548)
                                                                    -----------           -----------
  Net Increase (Decrease)                                            10,022,384            (3,441,959)
                                                                    -----------           -----------
Class B:
Subscriptions                                                         2,330,522               839,100
Distributions reinvested                                                389,700               733,383
Redemptions                                                         (16,517,959)           (8,596,665)
                                                                    -----------           -----------
  Net Decrease                                                      (13,797,737)           (7,024,182)
                                                                    -----------           -----------
Class C:
Subscriptions                                                           893,472               245,111
Distributions reinvested                                                 22,248                10,600
Redemptions                                                             (16,858)             (102,041)
                                                                    -----------           -----------
  Net Increase                                                          898,862               153,670
                                                                    -----------           -----------
Net Decrease from Share Transactions                                 (2,876,491)          (10,312,471)
                                                                    -----------           -----------
Total Decrease in Net Assets                                         (2,193,657)           (4,594,364)
                                                                    -----------           -----------
NET ASSETS:
Beginning of period                                                  75,668,204            80,262,568
                                                                    -----------           -----------
End of period (including undistributed net investment income of $208,884 and overdistributed net investment income of
  ($179,420), respectively)                                         $73,474,547           $75,668,204
                                                                    -----------           -----------
CHANGES IN SHARES:
Class A:
Subscriptions                                                         2,227,000               428,568
Issued for distributions reinvested                                     174,679               176,926
Redemptions                                                          (1,040,903)           (1,109,583)
                                                                    -----------           -----------
  Net Increase (Decrease)                                             1,360,776              (504,089)
                                                                    -----------           -----------
Class B:
Subscriptions                                                           315,364               121,022
Issued for distributions reinvested                                      52,906               102,891
Redemptions                                                          (2,241,686)           (1,228,605)
                                                                    -----------           -----------
  Net Decrease                                                       (1,873,416)           (1,004,692)
                                                                    -----------           -----------
Class C:
Subscriptions                                                           120,487                33,902
Issued for distributions reinvested                                       3,012                 1,445
Redemptions                                                              (2,227)              (14,984)
                                                                    -----------           -----------
  Net Increase                                                          121,272                20,363
                                                                    -----------           -----------

See notes to financial statements.

-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

January 31, 2002

NOTE 1. ACCOUNTING POLICIES

ORGANIZATION

Liberty Ohio Tax-Exempt Fund (the "Fund"), a series of Liberty Funds Trust V, is a non-diversified portfolio of a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek as high a level of after-tax total return, as is consistent with prudent risk, by pursuing current income exempt from federal and Ohio state personal income tax. The Fund also provides opportunities for long-term appreciation from a portfolio primarily invested in investment-grade municipal bonds. The Fund may issue an unlimited number of shares. The Fund offers three classes of shares:
Class A, Class B, and Class C. Class A shares are sold with a front-end sales charge. A contingent deferred sales charge is assessed to Class A shares purchased without an initial sales charge on redemptions made within eighteen months on an original purchase of $1 million to $25 million. Class B shares are subject to an annual distribution fee and a contingent deferred sales charge. Class B shares will convert to Class A shares in three, four or eight years depending on the program under which shares were purchased. Class C shares are subject to a contingent deferred sales charge on redemptions made within one year after purchase and an annual distribution fee.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies that are consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION AND TRANSACTIONS

Debt securities generally are valued by a pricing service based upon market transactions for normal, institutional-size trading units of similar securities. When management deems it appropriate, an over-the-counter or exchange bid quotation is used.

Futures contracts are valued based on the difference between the last sale price and the opening price of the contract.

Options are valued at the last reported sale price, or in the absence of a sale, the mean between the last quoted bid and asking price.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

Investments for which market quotations are not readily available are valued at fair value under procedures approved by the Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

The Fund may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices.

DETERMINATION OF CLASS NET ASSET VALUES AND FINANCIAL HIGHLIGHTS

All income, expenses (other than Class B and Class C distribution fees), and realized and unrealized gains (losses), are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

Class B and Class C per share data and ratios are calculated by adjusting the expense and net investment income per share data and ratios for the Fund for the entire period by the distribution fee applicable to Class B and Class C shares only.

FEDERAL INCOME TAXES

Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable and tax-exempt income, no federal income tax has been accrued.

At January 31, 2002, capital loss carryforwards available (to the extent provided in regulations) to offset future realized gains were as follows:

          YEAR OF                   CAPITAL LOSS
         EXPIRATION                 CARRYFORWARD
         ----------                 ------------

            2008                     $  973,244
            2009                      1,367,980
                                     ----------
                                     $2,341,224
                                     ----------

Expired capital loss carryforwards, if any, are recorded as a reduction of paid-in capital.

To the extent loss carryforwards are used to offset any future realized gains it is unlikely that such gains would be distributed since they may be taxable to shareholders as ordinary income.

INTEREST INCOME, DEBT DISCOUNT AND PREMIUM

Interest income is recorded on the accrual basis. Original issue discount and market discount are accreted to interest income over the life of a security with a corresponding increase in the cost basis. Premium is amortized against interest income with a corresponding decrease in the cost basis.

Effective February 1, 2001, the Fund adopted provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing discount and premium on all debt securities. The cumulative effect of this accounting change did not impact total net assets of the Fund, but resulted in a $65,244 increase in cost of securities and a corresponding $65,244 decrease in net unrealized appreciation, based on securities held by the Fund on February 1, 2001.

The effect of this change for the year ended January 31, 2002 was to increase net investment income by $37,757, decrease net unrealized appreciation by $22,428, and decrease net realized gains by $15,329. The Statement of Changes in Net Assets and the Financial Highlights for prior periods have not been restated to reflect this change.

DISTRIBUTIONS TO SHAREHOLDERS

The Fund declares and records distributions daily and pays monthly.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

The following reclassifications have been made to the financial statements:

                             INCREASE (DECREASE)
---------------------------------------------------------------------------
                                UNDISTRIBUTED          ACCUMULATED NET
    PAID-IN CAPITAL         NET INVESTMENT INCOME       REALIZED LOSS
---------------------------------------------------------------------------
          $(1)                     $(715)                    $716

These reclassifications are primarily due to market discount adjustments and discount and premium adjustments. Net investment income, net realized gains (losses) and net assets were not affected by this reclassification.

The tax character of distributions paid during the year was as follows:

Distributions paid from:
Ordinary income                                                     $   11,277
Tax-exempt income                                                    2,843,607
                                                                    ----------
                                                                    $2,854,884
                                                                    ----------

As of January 31, 2002, the components of distributable earnings on a tax-basis were as follows:

Undistributed income (tax-exempt)                                  $   129,674
Capital loss carryforward                                           (2,341,224)
Unrealized appreciation                                              4,903,625

The difference between book basis and tax-basis unrealized appreciation is attributable primarily to tax treatment for the amortization of discount and the realization for tax purposes of unrealized gains on certain futures contracts.

NOTE 2. FEES AND COMPENSATION PAID TO AFFILIATES

MANAGEMENT FEE

Colonial Management Associates, Inc. (the "Advisor"), is the investment advisor of the Fund and furnishes accounting and other services and office facilities for a monthly fee based on the Fund's pro-rata portion of the combined average daily net assets of the funds constituting Liberty Funds Trust V as follows.

       AVERAGE DAILY NET ASSETS           ANNUAL FEE RATE
       ------------------------           ---------------
        First $2 billion                       0.50%
        Over $2 billion                        0.45%

On November 1, 2001, Liberty Financial Companies, Inc., the former parent of the Advisor, completed the sale of its asset management business, including the Advisor, to a subsidiary of FleetBoston Financial. This transaction resulted in a change of control of the Advisor and, therefore, an assignment of the Advisor's investment advisory contract with the Fund. The Fund had obtained approval of a new investment advisory contract by the Fund's Board of Trustees and shareholders, which became effective upon completion of the sale. The new contract is identical to the prior contract in all material respects except for its effective and termination dates.

BOOKKEEPING FEE

The Advisor is responsible for providing pricing and bookkeeping services to the Fund under a Pricing and Bookkeeping Agreement. Under a separate agreement (the "Outsourcing Agreement"), the Advisor has delegated those functions to State Street Bank and Trust Company ("State Street"). The Advisor pays fees to State Street under the Outsourcing Agreement.

During the period February 1, 2001 to June 30, 2001, the Advisor provided bookkeeping and pricing services to the Fund for a monthly fee equal to $27,000 annually plus 0.035% annually of the Fund's average daily net assets over $50 million. Effective July 1, 2001, under its pricing and bookkeeping agreement with the Fund, the Advisor receives from the Fund an annual flat fee of $10,000, paid monthly, and in any month that the Fund's average daily net assets are more than $50 million, a monthly fee equal to the average daily net assets of the Fund for that month multiplied by a fee rate that is calculated by taking into account the fees payable to State Street under the Outsourcing Agreement.

TRANSFER AGENT FEE

Liberty Funds Services, Inc. (the "Transfer Agent"), an affiliate of the Advisor, provides shareholder services for a monthly fee equal to 0.06% annually of the Fund's average daily net assets plus charges based on the number of shareholder accounts and transactions and receives reimbursement for certain out-of-pocket expenses.

Prior to July 1, 2001, the Transfer Agent received a monthly fee of 0.07% annually of the Fund's average daily net assets plus charges based on the number of shareholder accounts and transactions and received reimbursement for certain out-of-pocket expenses.

UNDERWRITING DISCOUNTS, SERVICE AND DISTRIBUTION FEES

Liberty Funds Distributor, Inc., (the "Distributor"), an affiliate of the Advisor, is the Fund's principal underwriter. For the year ended January 31, 2002, the Fund has been advised that the Distributor retained net underwriting discounts of $3,512 on sales of the Fund's Class A shares and received contingent deferred sales charges (CDSC) of $21,374 and $12 on Class B and Class C share redemptions, respectively.

The Fund has adopted a 12b-1 plan, which requires the payment of a monthly service fee to the Distributor. The fee is calculated by adding (1) 0.10% annually of the net assets attributable to shares issued prior to December 1, 1994 and (2) 0.25% annually of the net assets attributable to shares issued thereafter. This arrangement results in a rate of service fee payable by the Fund that is a blend between the 0.10% and 0.25% annual rates. For the year ended January 31, 2002, the Fund's service fee was 0.18%.

The plan also requires the payment of a monthly distribution fee to the Distributor equal to 0.75% annually of the Fund's average daily net assets attributable to Class B and Class C shares. The Distributor has voluntarily agreed to waive a portion of the Class C distribution fee so that it will not exceed 0.45% annually.

The CDSC and the fees received from the 12b-1 plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

OTHER

The Fund pays no compensation to its officers, all of whom are employees of the Advisor.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

The Fund has an agreement with its custodian bank under which $2,346 of custody fees were reduced by balance credits during the year ended January 31, 2002. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such an agreement.

NOTE 3. PORTFOLIO INFORMATION

INVESTMENT ACTIVITY

For the year ended January 31, 2002, purchases and sales of investments, other than short-term obligations, were $13,045,844 and $14,261,206, respectively.

Unrealized appreciation (depreciation) at January 31, 2002, based on cost of investments for federal income tax purposes was:

  Gross unrealized appreciation                                  $5,411,356
  Gross unrealized depreciation                                    (507,731)
                                                                 ----------
    Net unrealized appreciation                                  $4,903,625
                                                                 ----------

OTHER

There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

The Fund may invest in municipal and Treasury bond futures contracts and purchase and write options on futures. The Fund may invest in these instruments to hedge against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and/or market conditions, for duration management, or when the transactions are economically appropriate to the reduction of risk inherent in the management of the Fund and not for trading purposes. The use of futures contracts and options involves certain risks which include: (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out a position due to different trading hours, or the temporary absence of a liquid market for either the instrument or the underlying securities or (3) an inaccurate prediction by the Advisor of the future direction of interest rates. Any of these risks may involve amounts exceeding the variation margin recognized in the Fund's Statement of Assets and Liabilities at any given time.

Upon entering into a futures contract, the Fund deposits cash or securities with its custodian in an amount sufficient to meet the initial margin requirements. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin payable or receivable and offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Refer to the Investment Portfolio for a summary of open futures contracts at January 31, 2002.

NOTE 4. LINE OF CREDIT

The Fund has a fundamental policy which allows it to borrow from banks, other affiliated funds and other entities to the extent permitted by applicable law, provided that the Fund's borrowings shall not exceed 33 1/3% of the value of its total net assets (exclusive of borrowings). The Fund is part of a $200,000,000 credit facility that has been set up as a means for borrowing. Any borrowings bear interest at one of the following options determined at the inception of the loan: (1) federal funds rate plus 1/2 of 1%, (2) the lending bank's base rate or
(3) IBOR offshore loan rate plus 1/2 of 1%. Other investment companies managed by the Advisor also participate in the line of credit on the same terms. Because several investment companies participate, there is no assurance that an individual fund will have access to the entire $200,000,000 at any particular time. There were no borrowings under the line of credit during the year ended January 31, 2002.

----------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
----------------------------------------------------------------------------------------------------------------------------

Selected data for a share outstanding throughout each period is as follows:

                                                                          YEAR ENDED JANUARY 31,
                                        ------------------------------------------------------------------------------------
CLASS A SHARES                            2002                2001              2000               1999              1998
----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD      $  7.32             $  6.79            $  7.65           $  7.72           $  7.34
                                          -------             -------            -------           -------           -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                        0.33(a)(b)          0.33(c)            0.33(c)           0.35              0.36
Net realized and unrealized gain
  (loss) on investments and futures
  contracts                                  0.04(b)             0.53              (0.85)             0.13              0.39
                                          -------             -------            -------           -------           -------
    Total from Investment Operations         0.37                0.86              (0.52)             0.48              0.75
                                          -------             -------            -------           -------           -------
LESS DISTRIBUTIONS DECLARED TO

  SHAREHOLDERS:
From net investment income                  (0.30)              (0.33)             (0.33)            (0.35)            (0.36)
In excess of net investment income             --                  --                 --(d)          (0.01)               --
From net realized gains                        --                  --                 --             (0.17)            (0.01)
In excess of net realized gains                --                  --              (0.01)            (0.02)               --
                                          -------             -------            -------           -------           -------

    Total Distributions Declared to
      Shareholders                          (0.30)              (0.33)             (0.34)            (0.55)            (0.37)
                                          -------             -------            -------           -------           -------
NET ASSET VALUE, END OF PERIOD            $  7.39             $  7.32            $  6.79           $  7.65           $  7.72
                                          -------             -------            -------           -------           -------
Total return (e)                            5.10%              12.98%            (6.96)%             6.44%(f)         10.58%(f)
                                          -------             -------            -------           -------           -------
RATIOS TO AVERAGE NET ASSETS:
Expenses (g)                                1.06%               1.08%              0.95%             0.90%             0.89%
Net investment income (g)                   4.47%(b)            4.71%              4.60%             4.51%             4.85%
Waiver/reimbursement                           --                  --                 --             0.02%             0.05%
Portfolio turnover rate                       18%                 17%                11%               30%               27%
Net assets, end of period (000's)         $58,953             $48,451            $48,346           $60,783           $62,844

(a) Per share data was calculated using average shares outstanding during the period.
(b) As required, effective February 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for
    Investment Companies and began amortizing discount and premium on debt securities. The effect of this change, for the year ended January 31, 2002, was to increase the ratio of net investment income to average net assets from 4.42% to 4.47%. The impact to the net investment income and net realized and unrealized gain per share was less than $0.01. Per share data and ratios for periods prior to January 31, 2002, have not been restated to reflect this change in presentation.
(c) The per share net investment income amounts do not reflect the period's reclassification of differences between book and tax basis net investment income.
(d) Rounds to less than $0.01 per share.
(e) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(f) Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.
(g) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact.

----------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (CONTINUED)
----------------------------------------------------------------------------------------------------------------------------

Selected data for a share outstanding throughout each period is as follows:
                                                                          YEAR ENDED JANUARY 31,
                                         ----------------------------------------------------------------------------------
CLASS B SHARES                             2002                2001               2000              1999              1998
---------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD      $  7.32             $  6.79            $  7.65           $  7.72           $  7.34
                                          -------             -------            -------           -------           -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                        0.28(a)(b)          0.28(c)            0.28(c)           0.29              0.31
Net realized and unrealized gain
  (loss) on investments and futures
  contracts                                  0.03(b)             0.53              (0.85)             0.13              0.39
                                          -------             -------            -------           -------           -------
    Total from Investment Operations         0.31                0.81              (0.57)             0.42              0.70
                                          -------             -------            -------           -------           -------
LESS DISTRIBUTIONS DECLARED TO

  SHAREHOLDERS:
From net investment income                  (0.24)              (0.28)             (0.28)            (0.29)            (0.31)
In excess of net investment income             --                  --                 --(d)          (0.01)               --
From net realized gains                        --                  --                 --             (0.17)            (0.01)
In excess of net realized gains                --                  --              (0.01)            (0.02)               --
                                          -------             -------            -------           -------           -------

    Total Distributions Declared to
      Shareholders                          (0.24)              (0.28)             (0.29)            (0.49)            (0.32)
                                          -------             -------            -------           -------           -------
NET ASSET VALUE, END OF PERIOD            $  7.39             $  7.32            $  6.79           $  7.65           $  7.72
                                          -------             -------            -------           -------           -------
Total return (e)                            4.35%              12.15%            (7.66)%             5.62%(f)          9.76%(f)
                                          -------             -------            -------           -------           -------
RATIOS TO AVERAGE NET ASSETS:
Expenses (g)                                1.81%               1.83%              1.70%             1.65%             1.64%
Net investment income (g)                   3.72%(b)            3.96%              3.85%             3.76%             4.10%
Waiver/reimbursement                           --                  --                 --             0.02%             0.05%
Portfolio turnover rate                       18%                 17%                11%               30%               27%
Net assets, end of period (000's)         $13,112             $26,709            $31,584           $42,651           $46,330

(a) Per share data was calculated using average shares outstanding during the period.
(b) As required, effective February 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for
    Investment Companies and began amortizing discount and premium on debt securities. The effect of this change, for the year ended January 31, 2002, was to increase net investment income per share by $0.01, decrease net realized and unrealized gain per share by $0.01 and increase the ratio of net investment income to average net assets from 3.67% to 3.72%. Per share data and ratios for periods prior to January 31, 2002, have not been restated to reflect this change in presentation.
(c) The per share net investment income amounts do not reflect the period's reclassification of differences between book and tax basis net investment income.
(d) Rounds to less than $0.01 per share.
(e) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(f) Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.
(g) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact.

----------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (CONTINUED)
----------------------------------------------------------------------------------------------------------------------------

Selected data for a share outstanding throughout each period is as follows:
                                                                          YEAR ENDED JANUARY 31,
                                         ------------------------------------------------------------------------------------
CLASS C SHARES                            2002                2001              2000               1999                1998(a)
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD      $  7.32             $  6.79            $  7.65           $  7.72           $  7.61
                                          -------             -------            -------           -------           -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                        0.30(b)(c)          0.30(d)            0.30(d)           0.31              0.16
Net realized and unrealized gain
  (loss) on investments and futures
  contracts                                  0.04(c)             0.53              (0.85)             0.13              0.12
                                          -------             -------            -------           -------           -------
    Total from Investment Operations         0.34                0.83              (0.55)             0.44              0.28
                                          -------             -------            -------           -------           -------
LESS DISTRIBUTIONS DECLARED TO

  SHAREHOLDERS:
From net investment income                  (0.27)              (0.30)             (0.30)            (0.31)            (0.16)
In excess of net investment income             --                  --                 --(e)          (0.01)               --
From net realized gains                        --                  --                 --             (0.17)            (0.01)
In excess of net realized gains                --                  --              (0.01)            (0.02)               --
                                          -------             -------            -------           -------           -------
    Total Distributions Declared to
      Shareholders                          (0.27)              (0.30)             (0.31)            (0.51)            (0.17)
                                          -------             -------            -------           -------           -------
NET ASSET VALUE, END OF PERIOD            $  7.39             $  7.32            $  6.79           $  7.65           $  7.72
                                          -------             -------            -------           -------           -------
Total return (f)(g)                         4.65%              12.48%            (7.38)%             5.95%             3.81%(h)
                                          -------             -------            -------           -------           -------
RATIOS TO AVERAGE NET ASSETS:
Expenses (i)                                1.51%               1.53%              1.40%             1.35%             1.34%(j)
Net investment income (i)                   4.02%(c)            4.26%              4.15%             4.06%             4.21%(j)
Waiver/reimbursement                        0.30%               0.30%              0.30%             0.32%             0.37%(j)
Portfolio turnover rate                       18%                 17%                11%               30%               27%
Net assets, end of period (000's)        $  1,409              $  508             $  333            $  378            $  133

(a) Class C shares were initially offered on August 1, 1997. Per share amounts reflect activity from that date.
(b) Per share data was calculated using average shares outstanding during the period.
(c) As required, effective February 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for
    Investment Companies and began amortizing discount and premium on debt securities. The effect of this change, for the year ended January 31, 2002, was to increase net investment income per share by $0.01, decrease net realized and unrealized gain per share by $0.01 and increase the ratio of net investment income to average net assets from 3.97% to 4.02%. Per share data and ratios for periods prior to January 31, 2002, have not been restated to reflect this change in presentation.
(d) The per share net investment income amounts do not reflect the period's reclassification of differences between book and tax basis net investment income.
(e) Rounds to less than $0.01 per share.
(f) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(g) Had the Advisor and/or Distributor not waived or reimbursed a portion of expenses, total return would have been reduced.
(h) Not annualized.
(i) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact.
(j) Annualized.

-------------------------------------------------------------------------------
REPORT OF INDEPENDENT ACCOUNTANTS
-------------------------------------------------------------------------------

TO THE TRUSTEES OF LIBERTY FUNDS TRUST V
AND THE SHAREHOLDERS OF LIBERTY OHIO TAX-EXEMPT FUND

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Liberty Ohio Tax-Exempt Fund (the "Fund") (a series of Liberty Funds Trust V) at January 31, 2002, the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and the financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of portfolio positions at January 31, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
March 13, 2002

-------------------------------------------------------------------------------
UNAUDITED INFORMATION
-------------------------------------------------------------------------------

On September 26, 2001, a Special Meeting of Shareholders of Liberty Ohio Tax-Exempt Fund was held to conduct a vote for or against the approval of the following item listed on the Fund's Proxy Statement for said Meeting. On July 16, 2001, the record date for the Meeting, the Fund had 10,032,428 shares outstanding. The votes cast were as follows:

PROPOSAL 1.
                                                    % OF
TO APPROVE A NEW INVESTMENT                      OUTSTANDING           % OF
ADVISORY AGREEMENT:                  SHARES         SHARES          SHARES VOTED
-------------------------------------------------------------------------------
For                                7,374,479       73.51%             93.48%
Against                              286,477        2.86%              3.63%
Abstain                              228,114        2.27%              2.89%
-------------------------------------------------------------------------------
FEDERAL TAX INFORMATION
99.6% of the distributions from net investment income will be treated as exempt income for federal income tax purposes.
-------------------------------------------------------------------------------

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

----------------------------------------------------------------------------------------------------------------------------------
Trustees
----------------------------------------------------------------------------------------------------------------------------------

The Trustees serve terms of indefinite duration. The names, addresses and ages of the Trustees and officers of Liberty Funds, the year each was first elected or appointed to office, their principal business occupations during at least the last five years, the number of portfolios overseen by each Trustee, and other directorships they hold are shown below. Each officer listed below serves as an officer of each of the Liberty funds. The Statement of Additional Information (SAI) contains additional information about the Trustees and is available without charge upon request by calling the fund's distributor at
800-426-3750.

                                                                                                  NUMBER OF
                                                                                                  PORTFOLIOS
                                            YEAR FIRST                                                IN
                                 POSITION   ELECTED OR                                              COMPLEX
                                   WITH     APPOINTED                                              OVERSEEN       OTHER
                                  LIBERTY       TO            PRINCIPAL OCCUPATION(s)                 BY       DIRECTORSHIPS
NAME, ADDRESS AND AGE              FUNDS      OFFICE          DURING PAST FIVE YEARS                TRUSTEE        HELD

DISINTERESTED TRUSTEES

Douglas A. Hacker (age 46)        Trustee      2000    President of UAL Loyalty Services and          103           None
c/o Liberty Funds Group LLC                            Executive Vice President of United Airlines
One Financial Center                                   (airline) since September 2001 (formerly
Boston, MA 02111                                       Executive Vice President from July 1999 to
                                                       September 2001); Chief Financial Officer of
                                                       United Airlines since July 1999; Senior
                                                       Vice President and Chief Financial Officer
                                                       of UAL, Inc. prior thereto.

Janet Langford Kelly (age 44)     Trustee      2000    Executive Vice President - Corporate           103           None
c/o Liberty Funds Group LLC                            Development and Administration, General
One Financial Center                                   Counsel and Secretary, Kellogg Company
Boston, MA 02111                                       (food manufacturer), since September 1999;
                                                       Senior Vice President, Secretary and
                                                       General Counsel, Sara Lee Corporation
                                                       (branded, packaged, consumer-products
                                                       manufacturer) prior thereto.

Richard W. Lowry (age 65)         Trustee      1995    Private Investor since August 1987             105           None
c/o Liberty Funds Group LLC                            (formerly Chairman and Chief Executive
One Financial Center                                   Officer, U.S. Plywood Corporation (building
Boston, MA 02111                                       products manufacturer)).

Salvatore Macera (age 70)         Trustee      1998    Private Investor since 1981 (formerly          103          None
c/o Liberty Funds Group LLC                            Executive Vice President and Director of
One Financial Center                                   Itek Corporation (electronics) from 1975 to
Boston, MA 02111                                       1981).

Charles R. Nelson (age 59)        Trustee      2000    Van Voorhis Professor, Department of           103          None
c/o Liberty Funds Group LLC                            Economics, University of Washington;
One Financial Center                                   consultant on econometric and statistical
Boston, MA 02111                                       matters.

John J. Neuhauser (age 58)        Trustee      1985    Academic Vice President and Dean of            105      Saucony, Inc.
c/o Liberty Funds Group LLC                            Faculties since August 1999, Boston College          (athletic footwear),
One Financial Center                                   (formerly Dean, Boston College School of               SkillSoft Corp.
Boston, MA 02111                                       Management from September 1977 to September             (e-learning).
                                                             1999).

Thomas E. Stitzel (age 65)        Trustee      1998    Business Consultant since 1999 (formerly       103          None
c/o Liberty Funds Group LLC                            Professor of Finance from 1975 to 1999 and
One Financial Center                                   Dean from 1977 to 1991, College of
Boston, MA 02111                                       Business, Boise State University);
                                                       Chartered Financial Analyst.

Thomas C. Theobald (age 64)       Trustee      2000    Managing Director, William Blair Capital       103    Xerox Corporation
c/o Liberty Funds Group LLC                            Partners (private equity investing) since            (business products and
One Financial Center                                   1994 (formerly Chief Executive Officer and           services), Anixter
Boston, MA 02111                                       Chairman of the Board of Directors,                  International (network
                                                       Continental Bank Corporation).                        support equipment
                                                                                                            distributor), Jones Lang
                                                                                                            LaSalle (real estate
                                                                                                            management services)
                                                                                                             and MONY Group (life
                                                                                                                insurance).

Anne-Lee Verville (age 56)        Trustee      1998    Author and speaker on educational systems      103   Chairman of the Board of
c/o Liberty Funds Group LLC                            needs (formerly General Manager, Global              Directors, Enesco Group,
One Financial Center                                   Education Industry from 1994 to 1997, and            Inc. (designer, importer
Boston, MA 02111                                       President, Applications Solutions Division           and distributor of
                                                       from 1991 to 1994, IBM Corporation (global              giftware and
                                                       education and global applications)).                   collectibles).

INTERESTED TRUSTEES

William E. Mayer* (age 61)        Trustee      1994    Managing Partner, Park Avenue Equity           105   Lee Enterprises (print
c/o Liberty Funds Group LLC                            Partners (private equity fund) since February        and online media), WR
One Financial Center                                   1999 (formerly Founding Partner, Development            Hambrecht + Co.
Boston, MA 02111                                       Capital LLC from November 1996 to February           (financial service
                                                       1999; Dean and Professor, College of                 provider) First Health
                                                       Business and Management, University of                 (health care) and
                                                       Maryland from October 1992 to November               Systech Retail Systems
                                                       1996).                                                (retail  industry
                                                                                                             technology  provider).

Joseph R. Palombo* (age 48)     Trustee and    2000    Chief Operating Officer of Columbia            103          None
One Financial Center            Chairman of            Management Group, Inc. (Columbia Management
Boston, MA 02111                 the Board             Group) since November 2001; formerly Chief
                                                       Operations Officer of Mutual Funds, Liberty
                                                       Financial Companies, Inc. from August 2000
                                                       to November 2001; Executive Vice President
                                                       of Stein Roe & Farnham Incorporated (Stein
                                                       Roe) since April 1999; Executive Vice
                                                       President and Director of the Advisor since
                                                       April 1999, Executive Vice President and
                                                       Chief Administrative Officer of Liberty
                                                       Funds Group LLC (LFG) since April 1999;
                                                       Director of Stein Roe since September 2000;
                                                       Trustee and Chairman of the Board of Stein
                                                       Roe Mutual Funds since October 2000;
                                                       Manager of Stein Roe Floating Rate Limited
                                                       Liability Company since October 2000
                                                       (formerly Vice President of Liberty Funds
                                                       from April 1999 to August 2000; Chief
                                                       Operating Officer and Chief Compliance
                                                       Officer, Putnam Mutual Funds from December
                                                       1993 to March 1999).

Mr. Mayer is an "interested person" (as defined in the Investment Company Act of 1940 ("1940 Act")) by reason of his affiliation with WR Hambrecht + Co. Mr. Palombo is an interested person as an employee of an affiliate of the Advisor.

-----------------------------------------------------------------------------------------------------------------------------------
OFFICERS AND TRANSFER AGENT
-----------------------------------------------------------------------------------------------------------------------------------
                                                 YEAR FIRST
                                     POSITION    ELECTED OR
                                   WITH LIBERTY  APPOINTED
   NAME, ADDRESS AND AGE              FUNDS      TO OFFICE               PRINCIPAL OCCUPATION(s) DURING PAST FIVE YEARS
OFFICERS

Keith T. Banks (age 46)             President       2001     President of Liberty Funds since November 2001; Chief Investment
Columbia Management Group                                    Officer and Chief Executive Officer of Columbia Management Group since
590 Madison Avenue, 36th Floor                               2000 (formerly Managing Director and Head of U.S. Equity, J.P. Morgan
Mail Stop NY EH 30636A                                       Investment Management from November 1996 to August 2000).
New York, NY 10022

Vicki L. Benjamin (age 40)            Chief         2001     Chief Accounting Officer of Liberty Funds and Liberty All-Star Funds
One Financial Center                Accounting               since June 2001; Vice President of LFG since April 2001 (formerly Vice
Boston, MA 02111                     Officer                 President, Corporate Audit, State Street Bank and Trust Company from
                                                             May 1998 to April 2001; Audit Manager from July 1994 to June 1997;
                                                             Senior Audit Manager from July 1997 to May 1998, Coopers & Lybrand
                                                             LLP).

J. Kevin Connaughton (age 37)       Treasurer       2000     Treasurer of Liberty Funds and of Liberty All-Star Funds since
One Financial Center                                         December, 2000 (formerly Controller of Liberty Funds and of Liberty
Boston, MA 02111                                             All-Star Funds from February 1998 to October 2000); Treasurer of Stein
                                                             Roe Funds since February 2001 (formerly Controller from May 2000 to
                                                             February 2001); Senior Vice President of LFG since January, 2001
                                                             (formerly Vice President from April 2000 to January 2001; Vice
                                                             President of the Advisor from February 1998 to October 2000; Senior
                                                             Tax Manager, Coopers & Lybrand, LLP from April 1996 to January 1998).

Michelle G. Azrialy (age 32)        Controller      2001     Controller of Liberty Funds and of Liberty All-Star Funds since May
One Financial Center                                         2001, Vice President of LFG since March 2001 (formerly Assistant Vice
Boston, MA 02111                                             President of Fund Administration from September 2000 to February 2001;
                                                             Compliance Manager of Fund Administration from September 1999 to
                                                             August 2000) (formerly Assistant Treasurer, Chase Global Fund Services
                                                             - Boston from August 1996 to September 1999).

Jean S. Loewenberg (age 56)         Secretary       2002     Secretary of Liberty Funds and of Liberty All-Star Funds since
One Financial Center                                         February 2002; Vice President and Group Senior Counsel, Fleet National
Boston, MA 02111                                             Bank since November 1996.


IMPORTANT INFORMATION ABOUT THIS REPORT
The Transfer Agent for Liberty Ohio Tax-Exempt Fund is:

Liberty Funds Services, Inc.
P.O. Box 1722
Boston, MA 02105-1722
800-345-6611

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call 800-426-3750 and additional reports will be sent to you.

This report has been prepared for shareholders of Liberty Ohio Tax-Exempt Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the fund and with the most recent copy of the Liberty Funds Performance Update.

Annual Report:
LIBERTY OHIO TAX-EXEMPT FUND

                              GIVE ME LIBERTY.(R)

LIBERTY FUNDS BELIEVES IN FINANCIAL CHOICE

At Liberty, it's our job to help you achieve your financial goals. So whether it's saving for your kid's education, building your retirement nest egg, or managing your income... we can help. We offer a diverse family of mutual funds representing a wide selection of investment styles and specialized money management. It's all designed to help you reach for financial freedom - however you define it.

LIBERTY BELIEVES IN PROFESSIONAL ADVICE

Today's ever-changing financial markets can challenge even the most seasoned investors. That's why we recommend working with a financial advisor. With an advisor you have an experienced, knowledgeable professional looking out for your best interests. Your advisor can help you establish a plan for reaching your personal financial goals and help you stay on track over the long term. It's a relationship that's focused on you and your needs.

Liberty Ohio Tax-Exempt Fund
ANNUAL REPORT, JANUARY 31, 2002                                   -------------
                                                                    PRESORTED
[Graphic Omitted] LibertyFunds                                       STANDARD
                                                                  U.S. POSTAGE
      A Member of Columbia Management Group                           PAID
                                                                  HOLLISTON, MA
                                                                  PERMIT NO. 20
                                                                  -------------

(C)2002 Liberty Funds Distributor, Inc.
A Member of Columbia Management Group
One Financial Center, Boston, MA 02111-2621

                                                 773-02/7321-0102 (03/02) 02/397